Summary of significant accounting policies (Details 2) - USD ($)	6 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Net cash provided by (used in) operating activities from continuing operations	$ (11,304,117)	$ 6,374,344
Net cash used in investing activities from continuing operations	36,326,277	(52,924,075)
Net cash provided by (used in) financing activities from continuing operations	1,331,253	5,895,519
Effect of exchange rate changes on cash and restricted cash	1,837,247	(3,335,361)
Net increase (decrease) in cash and restricted cash	28,190,660	(43,989,573)
Cash and restricted cash from continuing operations, beginning of year	41,166,331	59,262,514
Cash and restricted cash from continuing operations, end of year	69,356,991	15,272,941
Net cash used in investing activities from continuing operations	36,326,277	(52,924,075)
Other [Member]
Net cash used in investing activities from continuing operations	(382)	(8,389,513)
Effect of exchange rate changes on cash and restricted cash	1,843,401	(3,381,344)
Net increase (decrease) in cash and restricted cash	32,258,154	(55,847,099)
Cash and restricted cash from continuing operations, beginning of year	183,030	183,030
Cash and restricted cash from continuing operations, end of year	32,441,184	(55,664,069)
Net cash provided by (used in) operating activities from continuing operations	30,419,620	(44,026,361)
Net cash provided by (used in) financing activities from continuing operations	(4,485)	(49,881)
Nongyuan Network
Effect of exchange rate changes on cash and restricted cash	(2,514)	39,573
Net increase (decrease) in cash and restricted cash	(16,033)	12,605,570
Cash and restricted cash from continuing operations, beginning of year	37,393	116,447
Cash and restricted cash from continuing operations, end of year	21,360	12,722,017
Net cash provided by (used in) operating from continuing operations	(345,212)	9,735,052
Net cash used in investing activities from continuing operations	0	2,830,945
Net cash provided by (used in) financing activities from continuing operations	331,693	0
variable interest entity and subsidiaries.
Effect of exchange rate changes on cash and restricted cash	(3,640)	6,410
Net increase (decrease) in cash and restricted cash	5,634	(233,261)
Cash and restricted cash from continuing operations, beginning of year	61,196	434,135
Cash and restricted cash from continuing operations, end of year	66,830	200,874
Net cash provided by (used in) financing activities from continuing operations	1,004,045	0
Net cash provided by (used in) operating activities from continuing operations	(37,321,430)	47,125,836
Net cash used in investing activities from continuing operations	36,326,659	(47,365,507)
FAMI
Net cash provided by (used in) financing activities from continuing operations	0	5,945,400
Net increase (decrease) in cash and restricted cash	(4,057,095)	(514,783)
Cash and restricted cash from continuing operations, beginning of year	4,057,179	522,915
Cash and restricted cash from continuing operations, end of year	84	8,132
Net cash provided by (used in) operating activities from continuing operations	$ (4,057,095)	$ (6,460,183)